Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share [Abstract]
Earnings Per Common Share

	Years Ended December 31,
	2011	2010	2009
	(In millions, except share and per share data)
Weighted Average Shares:
Weighted average common stock outstanding for basic earnings per common share (1)	1,059,580,442	882,436,532	818,462,150
Incremental common shares from assumed:
Stock purchase contracts underlying common equity units (2)	1,641,444	—	—
Exercise or issuance of stock-based awards (3)	6,872,474	7,131,346	—

Weighted average common stock outstanding for diluted earnings per common share (1)	1,068,094,360	889,567,878	818,462,150

Income (Loss) from Continuing Operations:
Income (loss) from continuing operations, net of income tax	$6,392	$2,620	$(2,509)
Less: Income (loss) from continuing operations, net of income tax, attributable to noncontrolling interests	(8)	(4)	(36)
Less: Preferred stock dividends	122	122	122
Preferred stock redemption premium	146	—	—

Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$6,132	$2,502	$(2,595)

Basic	$5.79	$2.83	$(3.17)

Diluted	$5.74	$2.81	$(3.17)

Income (Loss) from Discontinued Operations:
Income (loss) from discontinued operations, net of income tax	$23	$43	$62
Less: Income (loss) from discontinued operations, net of income tax, attributable to noncontrolling interests	—	—	—

Income (loss) from discontinued operations, net of income tax, available to MetLife, Inc.’s common shareholders	$23	$43	$62

Basic	$0.02	$0.05	$0.08

Diluted	$0.02	$0.05	$0.08

Net Income (Loss):
Net income (loss)	$6,415	$2,663	$(2,447)
Less: Net income (loss) attributable to noncontrolling interests	(8)	(4)	(36)
Less: Preferred stock dividends	122	122	122
Preferred stock redemption premium	146	—	—

Net income (loss) available to MetLife, Inc.’s common shareholders	$6,155	$2,545	$(2,533)

Basic	$5.81	$2.88	$(3.09)

Diluted	$5.76	$2.86	$(3.09)

(1)

For purposes of the earnings per common share calculation, for the year ended December 31, 2010, the convertible preferred stock was assumed converted into shares of common stock for both basic and diluted weighted average shares. See Note 18.

(2)	See Note 14 for a description of the Company’s common equity units.

(3)

For the year ended December 31, 2009, 4,213,700 shares related to the assumed exercise or issuance of stock-based awards have been excluded from the calculation of diluted earnings per common share as these assumed shares are anti-dilutive.